Revenue Recognition (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition (Textual)
Opening retained earnings	$ 2,674	$ (12,926)
Revenues	289,707	269,194	$ 216,190
Performance obligation	$ 83,000
Percentage of remaining performance obligations	60.00%
ASC 606 [Member]
Revenue Recognition (Textual)
Opening retained earnings		$ 1,815
Revenues	$ 2,498